Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Dec. 19, 2018
Entity Registrant Name	EntrepreneurShares Series Trust
Entity Central Index Key	0001495922
Amendment Flag	false
Document Creation Date	Dec. 19, 2018
Document Effective Date	Dec. 19, 2018
Prospectus Date	Dec. 19, 2018
Entity Inv Company Type	N-1A
ERShares Non-US Small Cap ETF | Class
Prospectus [Line Items]
Trading Symbol	ERSX